Restructuring and related expenses (Tables)	12 Months Ended
Dec. 31, 2013
Restructuring and related expenses
Schedule of restructuring cost by type

($ in millions)	2013	2012	2011
Employee severance costs	154	92	83
Estimated contract settlement, loss order and other costs	78	72	53
Inventory and long-lived asset impairments	20	16	28

Total	252	180	164